Combined Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 429,927	$ 382,275
Items not involving current cash flows	(199,581)	(196,583)
Leasing commissions paid	(2,953)	(1,307)
Tenant allowances paid	(2,019)	(513)
Current income tax expense	6,591	5,071
Income taxes paid	(5,679)	(3,009)
Interest expense	34,048	29,275
Interest paid	(32,654)	(28,833)
Changes in working capital balances	16,641	(2,945)
Cash provided by operating activities	244,321	183,431
INVESTING ACTIVITIES
Property acquisitions	(1,045,659)	(930,878)
Working capital acquired on acquisitions	(7,006)
Proceeds from disposals, net	42,508	85,536
Capital expenditures - Maintenance or improvements	(5,376)	(2,889)
Capital expenditures - Developments or expansions	(49,598)	(27,407)
Capital expenditures - Costs to complete acquired property	(8,622)
Construction funds released from (in) escrow	8,622	(17,125)
Mortgage receivable proceeds		16,845
Fixed asset additions	(1,691)	(176)
Cash used in investing activities	(1,066,822)	(876,094)
FINANCING ACTIVITIES
Monthly distributions paid	(163,064)	(136,897)
Special distribution paid	0	(13,710)
Proceeds from unsecured debentures, net of financing costs	994,185
Repayment of lease obligations	(638)	(598)
Settlement of cross currency swap		(6,825)
Financing costs paid	(30)	(452)
Distributions to non-controlling interests	(170)	(150)
Contributions by non-controlling interests		225
Proceeds from stapled unit offerings, net of issuance costs	552,932	502,003
Repurchase of stapled units	(25,018)	(71)
Cash provided by financing activities	1,358,197	343,525
Effect of exchange rate changes on cash and cash equivalents	(3,093)	(10,431)
Net increase (decrease) in cash and cash equivalents during the year	532,603	(359,569)
Cash and cash equivalents, beginning of year	298,677	658,246
Cash and cash equivalents, end of year	$ 831,280	$ 298,677